Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Borrowings [Abstract]
Debt issued by the Company		¥ 4,243,445	¥ 4,154,579
Debt issued by subsidiaries—guaranteed by the Company	[1]	5,156,514	2,026,071
Debt issued by subsidiaries—not guaranteed by the Company	[1]	3,052,156	4,218,560
Total		¥ 12,452,115	¥ 10,399,210

[1]	Includes trading balances of secured borrowings.